AAA CLO ETF

Schedule of Investments (unaudited)

January 31, 2021

	Shares/ Principal Amounts	Value

Collateralized Loan Obligations - 99.1%
Allegro CLO IX Ltd. 2018-3A A, ICE LIBOR USD 3 Month + 1.1650%, 1.3884%, 10/16/31 (144A)‡	$1,000,000	$1,000,052
Benefit Street Partners CLO VIII Ltd. 2015-8A A1AR, ICE LIBOR USD 3 Month + 1.1000%, 1.3240%, 1/20/31 (144A)‡	3,000,000	2,995,989
Carlyle Global Market Strategies CLO Ltd. 2015-1A AR2, ICE LIBOR USD 3 Month + 1.2000%, 1.4240%, 7/20/31 (144A)‡	988,301	988,633
CBAM CLO Ltd. 2018-5A A, ICE LIBOR USD 3 Month + 1.0200%, 1.2434%, 4/17/31 (144A)‡	5,900,000	5,899,994
CIFC Funding CLO Ltd. 2017-4A A1, ICE LIBOR USD 3 Month + 1.2500%, 1.4678%, 10/24/30 (144A)‡	4,750,000	4,751,140
CIFC Funding CLO Ltd. 2019-6A C, ICE LIBOR USD 3 Month + 2.7000%, 2.9234%, 1/16/33 (144A)‡	1,500,000	1,506,678
Deer Creek CLO Ltd. 2017-1A A, ICE LIBOR USD 3 Month + 1.1800%, 1.4040%, 10/20/30 (144A)‡	3,000,000	3,000,264
Dryden 53 CLO Ltd. 2017-53A A, ICE LIBOR USD 3 Month + 1.1200%, 1.3613%, 1/15/31 (144A)‡	3,000,000	3,000,057
Dryden 86 CLO Ltd. 2020-86A C, ICE LIBOR USD 3 Month + 2.8000%, 3.0234%, 7/17/30 (144A)‡	1,000,000	1,002,821
Dryden CLO XXVI Senior Loan Fund 2013-26A AR, ICE LIBOR USD 3 Month + 0.9000%, 1.1413%, 4/15/29 (144A)‡	3,100,000	3,092,507
Halsey Point CLO I Ltd. 2019-1A A1A1, ICE LIBOR USD 3 Month + 1.3500%, 1.5740%, 1/20/33 (144A)‡	2,000,000	2,003,920
KKR CLO Ltd. 22A A, ICE LIBOR USD 3 Month + 1.1500%, 1.3740%, 7/20/31 (144A)‡	3,000,000	2,999,928
LCM CLO XVIII LP, ICE LIBOR USD 3 Month + 1.2400%, 1.4813%, 7/15/27 (144A)‡	1,658,857	1,659,202
Madison Park Funding CLO XI Ltd. 2013-11A CR, ICE LIBOR USD 3 Month + 2.2000%, 2.4178%, 7/23/29 (144A)‡	1,500,000	1,500,729
Madison Park Funding CLO XVII Ltd. 2015-17A AR, ICE LIBOR USD 3 Month + 1.2200%, 1.4436%, 7/21/30 (144A)‡	5,000,000	5,000,445
Madison Park Funding CLO XVIII Ltd. 2015-18A A1R, ICE LIBOR USD 3 Month + 1.1900%, 1.4136%, 10/21/30 (144A)‡	3,400,000	3,400,150
Madison Park Funding CLO XXX Ltd. 2018-30A A, ICE LIBOR USD 3 Month + 0.7500%, 0.9913%, 4/15/29 (144A)‡	5,000,000	4,968,555
Magnetite XIX CLO Ltd. 2017-19A A, ICE LIBOR USD 3 Month + 1.1800%, 1.4034%, 7/17/30 (144A)‡	5,900,000	5,900,773
Marble Point CLO XI Ltd. 2017-2A A, ICE LIBOR USD 3 Month + 1.1800%, 1.4034%, 12/18/30 (144A)‡	3,000,000	2,999,994
MP CLO III Ltd. 2013-1A AR, ICE LIBOR USD 3 Month + 1.2500%, 1.4740%, 10/20/30 (144A)‡	2,250,000	2,247,808
Octagon Investment Partners CLO 31 LLC, 2017-1A C, ICE LIBOR USD 3 Month + 2.4000%, 2.6240%, 7/20/30 (144A)‡	1,000,000	1,000,556
Octagon Investment Partners CLO XVII Ltd. 2013-1A A1R2, ICE LIBOR USD 3 Month + 1.0000%, 1.2178%, 1/25/31 (144A)‡	5,900,000	5,875,910
Octagon Investment Partners CLO XXIII Ltd. 2015-1A CR, ICE LIBOR USD 3 Month + 1.8500%, 2.0913%, 7/15/27 (144A)‡	2,000,000	2,000,750
Octagon Loan Funding CLO Ltd. 2014-1A ARR, ICE LIBOR USD 3 Month + 1.1800%, 1.4004%, 11/18/31 (144A)‡	6,000,000	6,000,318
OHA Credit Partners CLO XIV Ltd. 2017-14 A C, ICE LIBOR USD 3 Month + 1.8000%, 2.0236%, 1/21/30 (144A)‡	1,000,000	1,000,134
Palmer Square CLO Ltd. 2018-2A-A1A, ICE LIBOR USD 3 Month + 1.1000%, 1.3234%, 7/16/31 (144A)‡	5,000,000	5,000,635
Palmer Square Loan Funding CLO Ltd. 2020-1A A1, ICE LIBOR USD 3 Month + 0.8000%, 1.0238%, 2/20/28 (144A)‡	5,279,308	5,279,651
Regatta CLO Funding LP 2013-2A A1R2, ICE LIBOR USD 3 Month + 1.2500%, 1.4913%, 1/15/29 (144A)‡	5,000,000	5,001,040
Rockford Tower CLO Ltd. 2018-1A A, ICE LIBOR USD 3 Month + 1.1000%, 1.3238%, 5/20/31 (144A)‡	2,000,000	2,000,008
Sound Point CLO IV-R Ltd. 2013-3RA A, ICE LIBOR USD 3 Month + 1.1500%, 1.3734%, 4/18/31 (144A)‡	5,000,000	4,990,725
Sound Point CLO VIII-R Ltd. 2015-1RA A, ICE LIBOR USD 3 Month + 1.3600%, 1.6013%, 4/15/30 (144A)‡	1,500,000	1,500,628
Sound Point CLO XIX Ltd. 2018-1A A, ICE LIBOR USD 3 Month + 1.0000%, 1.2413%, 4/15/31 (144A)‡	3,000,000	2,994,528

			Shares/ Principal Amounts	Value

Collateralized Loan Obligations - (continued)
	Symphony CLO XXII Ltd. 2020-22A A1A, ICE LIBOR USD 3 Month + 1.2900%, 1.5134%, 4/18/33 (144A)‡		$2,650,000	$2,660,205
	THL Credit Wind River CLO Ltd. 2017-1A AR, ICE LIBOR USD 3 Month + 1.1400%, 1.3634%, 4/18/29 (144A)‡		2,500,000	2,500,385
	THL Credit Wind River CLO Ltd. 2019-2A C, ICE LIBOR USD 3 Month + 2.6500%, 2.8913%, 1/15/33 (144A)‡		1,500,000	1,505,802
	Venture 32 CLO Ltd. 2018-32A A1, ICE LIBOR USD 3 Month + 1.1000%, 1.3234%, 7/18/31 (144A)‡		3,766,000	3,761,598
	Venture XXVIII CLO Ltd. 2017-28A A2, ICE LIBOR USD 3 Month + 1.1100%, 1.3340%, 7/20/30 (144A)‡		1,000,000	999,976
	Vibrant CLO VI Ltd. 2017-6A A, ICE LIBOR USD 3 Month + 1.2400%, 1.4786%, 6/20/29 (144A)‡		3,000,000	2,988,717
	Wind River CLO Ltd. 2016-1A AR, ICE LIBOR USD 3 Month + 1.0500%, 1.2913%, 7/15/28 (144A)‡		861,986	862,166
	Z Capital Credit Partners CLO Ltd. 2018-1A B, ICE LIBOR USD 3 Month + 2.4500%, 2.6734%, 1/16/31 (144A)‡		1,250,000	1,251,086
	Zais CLO 8 Ltd. 2018-1A, ICE LIBOR USD 3 Month + 0.9500%, 1.1913%, 4/15/29 (144A)‡		967,053	959,202

Total Collateralized Loan Obligations (cost $119,126,343)				120,053,659

Investment Companies - 0.8%
Money Market Funds - 0.8%
	STIT - Government and Agency Portfolio, 0.0303%		938,127	938,127

Total Money Market Funds (cost $938,127)				938,127

Total Investments (total cost $120,064,470) - 99.9%				120,991,786

Cash, Receivables and Other Assets, net of Liabilities - 0.1%				71,116

Net Assets - 100%				$121,062,902

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$120,991,786	100.0%

Notes to Schedule of Investments and Other Information (unaudited)

ICE	Intercontinental Exchange
LIBOR	LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.
LLC	Limited Liability Company

‡	The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of January 31, 2021.
144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended

January 31, 2021 is $120,053,659 which represents 99.2% of net assets.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2021.
Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Assets Investments in Securities:
Collateralized Loan Obligations	$—	$120,053,659	$—
Investment Companies	938,127	—	—

Total Assets	$938,127	$120,053,659	$—

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available, or are deemed by Janus Capital to be unreliable, are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.